Property and Equipment	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Property Plant And Equipment [Abstract]
Property and Equipment

Note 6. Property and Equipment

Property and equipment at March 31, 2021 and December 31, 2020, consisted of the following (amounts in thousands):

	March 31 2021	December 31 2020
Computers and hardware	$836	$624
Furniture and fixtures	12,006	10,099
Lab equipment	43,342	37,051
Leasehold improvements	12,935	12,154
Construction-in-progress	24,596	16,078

	93,715	76,006
Accumulated depreciation and amortization	(34,182)	(32,310)

Property and equipment, net	$59,533	$43,696

Depreciation and amortization expense related to property and equipment was $2.2 million and $1.4 million for the three months ended March 31, 2021 and 2020, respectively.

7. Property and Equipment

Property and equipment at December 31, 2020 and 2019, consisted of the following (amounts in thousands):

	December 31,
	2020	2019
Computers and hardware	$624	$598
Furniture and fixtures	10,099	4,755
Lab equipment	37,051	25,919
Leasehold improvements	12,154	12,005
Construction-in-progress	16,078	8,610

	76,006	51,887
Accumulated depreciation and amortization	(32,310)	(26,395)

Property and equipment, net	$43,696	$25,492

Depreciation and amortization expense related to property and equipment was $7.5 million and $5.6 million for the years ended December 31, 2020 and 2019, respectively.